Corporate debt (Tables)	12 Months Ended
Dec. 31, 2022
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of December 31, 2022 and 2021 is as follows:

	Balance as of December 31,
	2022	2021
Non-current	1,000,503	995,190
Current	16,697	27,881
Total Corporate debt	1,017,200	1,023,071

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of December 31, 2022 is as follows:

	2023	2024	2025	2026	2027	Subsequent years	Total
2017 Credit Facility	8	6,423	-	-	-	-	6,431
Revolving Credit Facility	112	29,387					29,499
Commercial Paper	9,937	-	-	-	-	-	9,937
2020 Green Private Placement	423	-	-	308,389	-	-	308,812
2020 Note Issuance Facility	-	-	-	-	147,257	-	147,257
Green Exchangeable Notes	2,107	-	107,055	-	-	-	109,162
Green Senior Note	964	-	-	-	-	395,060	396,024
Other bank Loans	3,146	3,122	3,124	686	-	-	10,078
Total	16,697	38,932	110,179	309,075	147,257	395,060	1,017,200

The repayment schedule for the corporate debt as of December 31, 2021 was as follows:

	2022	2023	2024	2025	2026	Subsequent years	Total
2017 Credit Facility	5	8,199	-	-	-	-	8,204
Commercial Paper	24,422	-	-	-	-	-	24,422
2020 Green Private Placement	359	-	-	-	327,081	-	327,440
2020 Note Issuance Facility	-	-	-	-	-	155,814	155,814
Green Exchangeable Notes	2,121	-	-	104,289	-	-	106,410
Green Senior Note	963	-	-	-	-	394,155	395,118
Bank Loan	11	1,895	1,895	1,862	-	-	5,663
Total	27,881	10,094	1,895	106,151	327,081	549,969	1,023,071

Movement in corporate debt
The following table details the movement in corporate debt for the years 2022 and 2021, split between cash and non-cash items:

Corporate Debt	2022	2021
Initial balance	1,023,071	993,725
Cash changes	(17,945)	14,754
Non-cash changes	12,074	14,592
Final balance	1,017,200	1,023,071